Document and Entity Information	Nov. 01, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001834645
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	Peak Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39951
Entity Tax Identification Number	85-2448157
Entity Address, Address Line One	3350 W. Bayshore Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	549-9103
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	PKBO
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock For 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock for $11.50 per share
Trading Symbol	PKBOW
Security Exchange Name	NASDAQ